Segment information	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Segment information	Segment information
The Group has two reportable segments: Premium and Ad-Supported. Revenue for the Premium segment is generated through subscription fees. Revenue for the Ad-Supported segment is primarily generated through the sale of advertising across the Group's music and podcast content. Royalty costs are primarily recorded in each segment based on specific rates for each segment agreed to with rights holders. All podcast content costs are recorded in the Ad-Supported segment. The remaining costs that are not specifically associated to either of the segments are allocated based on user activity or the revenue recognized in each segment. The operations of businesses acquired during each of the years ended December 31, 2020 and 2021 are included in the Ad-Supported segment. No operating segments have been aggregated to form the reportable segments.
Key financial performance measures of the segments including revenue, cost of revenue, and gross profit/(loss) are as follows:

	2021	2020	2019
	(in € millions)
Premium
Revenue	8,460	7,135	6,086
Cost of revenue	5,986	5,126	4,443
Gross profit	2,474	2,009	1,643
Ad-Supported
Revenue	1,208	745	678
Cost of revenue	1,091	739	599
Gross profit	117	6	79
Consolidated
Revenue	9,668	7,880	6,764
Cost of revenue	7,077	5,865	5,042
Gross profit	2,591	2,015	1,722
Reconciliation of segment gross profit
Operating expenses, finance income, and finance costs are not allocated to individual segments as these are managed on an overall Group basis. The reconciliation between reportable segment gross profit to the Group’s income/(loss) before tax is as follows:

	2021	2020	2019
	(in € millions)
Segment gross profit	2,591	2,015	1,722
Research and development	(912)	(837)	(615)
Sales and marketing	(1,135)	(1,029)	(826)
General and administrative	(450)	(442)	(354)
Finance income	246	94	275
Finance costs	(91)	(510)	(333)
Income/(loss) before tax	249	(709)	(131)
Revenue by country

	2021	2020	2019
	(in € millions)
United States	3,692	2,947	2,542
United Kingdom	994	836	727
Luxembourg	6	5	4
Other countries	4,976	4,092	3,491
Total	9,668	7,880	6,764
Premium revenue is attributed to a country based on where the membership originates. Ad-Supported revenue is attributed to a country based on where the advertising campaign is delivered. There are no countries that individually make up greater than 10% of total revenue included in “Other countries.”
Non-current assets by country
Non-current assets for this purpose consists of property and equipment and lease right-of-use assets.

	2021	2020	2019
	(in € millions)
Sweden	148	151	154
United States	549	504	525
United Kingdom	58	65	79
Other countries	54	37	22
Total	809	757	780
As of December 31, 2021, 2020, and 2019, the Group held no property and equipment in Luxembourg.